Convertible Debt - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Cash		$ 15.0
Debt conversion original debt interest rate of debt		8.00%
Percentage of Aggregate Principal And Accrued Interest Divided By The Product		85.00%
Discount on the issue of notes	$ 2.7	$ 2.7
Derivative liability		$ 2.7
Debt conversion converted instrument shares issued	22,877,257
Debt instrument increase accrued interest	$ 0.2
Convertible promissory notes [Member]
Debt Instrument [Line Items]
Debt conversion original debt amount			$ 15.0